EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
EARNINGS PER SHARE
Schedule of basic and diluted net income per share

	For the Year Ended December 31,
	2025	2024	2023
Numerator:
Net income /(loss) attributable to the Company’s ordinary shareholders – basic	$(27,278,005)	$12,453,369	$10,545,978
Dilution impacts	—	—	—
Net income /(loss) attributable to the Company’s ordinary shareholders – diluted	(27,278,005)	12,453,369	10,545,978
Denominator:
Weighted average number of shares – basic	27,792,704	21,826,549	20,588,236
Effects of dilutive securities	—	—	—
Weighted average number of shares – diluted	27,792,704	21,826,549	20,588,236
Net income /(loss) per share, basic	$(0.98)	$0.57	$0.51
Net income /(loss) per share, diluted	$(0.98)	$0.57	$0.51